Principal accounting policies - Property and equipment, net (Details)	Dec. 31, 2023
Leasehold improvements | Minimum
Principal accounting policies
Estimated useful life (in years)	2 years
Leasehold improvements | Maximum
Principal accounting policies
Estimated useful life (in years)	5 years
Furniture and fixtures | Minimum
Principal accounting policies
Estimated useful life (in years)	2 years
Furniture and fixtures | Maximum
Principal accounting policies
Estimated useful life (in years)	5 years
Office equipment | Minimum
Principal accounting policies
Estimated useful life (in years)	3 years
Office equipment | Maximum
Principal accounting policies
Estimated useful life (in years)	5 years
Motor vehicles | Minimum
Principal accounting policies
Estimated useful life (in years)	3 years
Motor vehicles | Maximum
Principal accounting policies
Estimated useful life (in years)	5 years